Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000117741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117741 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000117741 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000117741 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117741 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117741 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117741 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117741 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117741 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117741 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117741 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117741 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000117741 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000126621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000126621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000126621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000126621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000126621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000126621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000126621 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000126621 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000126621 [Member] | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000130259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000130259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000130259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000130259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000130259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000130259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000130259 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000130259 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130259 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000153419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000153419 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153419 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153419 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153419 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153419 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153419 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153419 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153419 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153419 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153419 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000153419 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153419 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000153419 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000153419 [Member] | Affiliated Equity Registered Investment Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000197763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000197763 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197763 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000197763 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000197763 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000197763 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000197763 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000197763 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000197763 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000197763 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000197763 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000197763 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000197763 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000197763 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000197763 [Member] | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000153420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000153420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153420 [Member] | Affiliated Equity Registered Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000153420 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000162939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000162939 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000162939 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000162939 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000162939 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000162939 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000162939 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000162939 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162939 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000162939 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000162939 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162939 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162939 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000162939 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173678 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%
C000173678 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	42.10%
Percent of Total Short Exposure	(12.10%)
Percent of Net Long Exposure	30.00%
C000173678 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.40%
Percent of Total Short Exposure	(6.30%)
Percent of Net Long Exposure	3.10%
C000173678 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	8.40%
C000173678 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	(6.00%)
Percent of Net Long Exposure	8.00%
C000173678 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.90%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	11.10%
C000173678 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure
Percent of Net Long Exposure	22.90%
C000173678 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	(3.50%)
Percent of Net Long Exposure	3.80%
C000173678 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	(1.90%)
Percent of Net Long Exposure	0.90%
C000173678 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.30%
Percent of Total Short Exposure	(0.40%)
Percent of Net Long Exposure	8.90%
C000173678 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	(5.20%)
Percent of Net Long Exposure	1.50%
C000173678 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	(1.60%)
Percent of Net Short Exposure	(1.10%)
C000173678 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure
Percent of Net Long Exposure	2.20%
C000173678 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
C000173678 [Member] | Total Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	139.30%
Percent of Total Short Exposure	(39.60%)
Percent of Net Long Exposure	99.70%
C000173679 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%
C000173679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	34.80%
Percent of Total Short Exposure	(7.60%)
Percent of Net Long Exposure	27.20%
C000173679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.30%
Percent of Total Short Exposure	(5.70%)
Percent of Net Long Exposure	11.60%
C000173679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	(2.90%)
Percent of Net Long Exposure	12.40%
C000173679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	(7.00%)
Percent of Net Long Exposure	5.70%
C000173679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.80%
Percent of Total Short Exposure	(0.60%)
Percent of Net Long Exposure	17.20%
C000173679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.60%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	7.80%
C000173679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(1.60%)
Percent of Net Long Exposure	2.20%
C000173679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.00%
Percent of Total Short Exposure	(3.00%)
Percent of Net Long Exposure	1.00%
C000173679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	16.70%
Percent of Total Short Exposure	(1.80%)
Percent of Net Long Exposure	14.90%
C000173679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	(4.80%)
Percent of Net Short Exposure	(3.30%)
C000173679 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.40%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	0.90%
C000173679 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure
Percent of Net Long Exposure	2.10%
C000173679 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
C000173679 [Member] | Total Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	139.00%
Percent of Total Short Exposure	(39.30%)
Percent of Net Long Exposure	99.70%
C000174405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000174405 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000174405 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174405 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174405 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174405 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174405 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174405 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174405 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174405 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174405 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174405 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174405 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000176940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000176940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000176940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000176940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000176940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000176940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000176940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176940 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%